UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06416

DTF Tax-Free Income Inc.

(Exact name of registrant as specified in charter)

200 South Wacker Drive, Suite 500, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Alan M. Meder	Lawrence R. Hamilton, Esq.
DTF Tax-Free Income Inc.	Mayer Brown LLP
200 South Wacker Drive, Suite 500	71 South Wacker Drive
Chicago, Illinois 60606	Chicago, Illinois 60606

(Name and address of agents for service)

Registrant’s telephone number, including area code: (800) 338-8214

Date of fiscal year end: October 31

Date of reporting period: July 31, 2013

Item 1 – Schedule of Investments

The Schedule of Investments is included in the Statement of Net Assets below.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS

July 31, 2013

(Unaudited)

Principal Amount (000)	Description (a)	Value (Note 1)

	LONG-TERM INVESTMENTS - 144.7%

	Arizona - 3.9%
$ 2,000	Arizona St. Trans. Brd. Hwy. Rev.,
	5.00%, 7/1/30, Ser. B	$2,144,520
1,000	Northern Arizona University Speed Rev.
	Stimulus Plan Econ. Edl. Dev.,
	5.00%, 8/1/38	1,008,620
2,000	Salt River Proj. Agric. Impvt. & Pwr.
	Dist. Elec. Sys. Rev.,
	5.00%, 1/1/38, Ser. A	2,054,160

		5,207,300

	California - 18.1%
2,000	Bay Area Toll Auth. Rev.,
	5.125%, 4/1/39, Ser. F-1	2,068,160
500	California St. Gen. Oblig.,
	5.50%, 3/1/26	560,760
1,000	California St. Gen. Oblig.,
	6.00%, 4/1/38	1,118,720
500	California St. Gen. Oblig.,
	5.50%, 3/1/40	528,485
2,000	California Statewide Communities
	Dev. Auth. Rev.,
	5.75%, 7/1/47, FGIC	2,160,460
545	Fresno Swr. Rev.,
	6.25%, 9/1/14, Ser. A-1, AMBAC	561,595
3,000	Golden State Tobacco Securitization Corp. Rev.,
	5.75%, 6/1/47, Ser. A-1	2,327,910
500	Imperial Irrigation Dist. Elec. Sys. Rev.,
	5.00%, 11/1/36, Ser. B	512,485
2,500	Riverside Cnty. Sngl. Fam. Rev.,
	7.80%, 5/1/21, Ser. A,
	Escrowed to maturity (b)	3,428,525
500	Sacramento Area Flood Control Agency
	Consol. Capital Assessment Dist. Bonds,
	5.00%, 10/1/37	516,030
7,840	San Bernardino Cnty. Res. Mtge. Rev.,
	9.60%, 9/1/15, Escrowed to maturity (b)	9,325,366
1,040	Saratoga Unified Sch. Dist. Gen. Oblig.,
	Zero Coupon, 9/1/20, Ser. A, FGIC / NRE	848,900

		23,957,396

	Colorado - 0.8%
1,000	Eagle River Wtr. & Sanitation Dist.
	Enterprise Wastewater Rev.,
	5.00%, 12/1/42	1,020,880

	Connecticut - 3.2%
1,000	Connecticut St. Hlth. & Edl. Facs. Auth. Rev.,
	5.00%, 7/1/25, Ser. C, RAD	979,750
700	Connecticut St. Hlth. & Edl. Facs. Auth. Rev.,
	5.00%, 7/1/32, Ser. A	699,118
1,000	Connecticut St. Hlth. & Edl. Facs. Auth. Rev.,
	5.00%, 7/1/41, Ser. A	977,870
550	Connecticut St. Hlth. & Edl. Facs. Auth. Rev.
	Yale-New Haven Hospital,
	5.00%, 7/1/48, Ser. N	518,859
1,000	South Central Connecticut Reg. Wtr. Auth. Rev.,
	5.00%, 8/1/41, Ser. 26	1,031,250

		4,206,847

	District of Columbia - 1.6%
1,000	District of Columbia Inc. Tax Rev.,
	5.00%, 12/1/31, Ser. A	1,059,340
1,000	Metropolitan Washington D.C. Airport Auth. Rev.,
	5.00%, 10/1/18, Ser. A, AGM / AMBAC	1,118,380

		2,177,720

	Florida - 10.0%
1,500	Broward Cnty. Port Fac. Rev.,
	6.00%, 9/1/23, Ser. A	1,697,385
1,000	Escambia Cnty. Hlth. Fac. Auth. Rev.,
	6.00%, 8/15/36	1,050,230

The accompanying notes are an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

July 31, 2013

(Unaudited)

Principal Amount (000)	Description (a)	Value (Note 1)

$ 2,000	Florida St. Bd. of Ed. Cap. Outlay,
	5.00%, 6/1/41, Ser. F	$2,082,700
70	Highlands Cnty. Hlth. Fac. Auth. Rev.,
	5.125%, 11/15/32, Ser. G,
	Prerefunded 11/15/16 @ $100 (b)	79,605
1,930	Highlands Cnty. Hlth. Fac. Auth. Rev.,
	5.125%, 11/15/32, Ser. G	1,969,102
2,000	JEA Wtr. & Swr. Rev.,
	4.25%, 10/1/41, Ser. A	1,841,400
250	Miami-Dade Cnty. Aviation Rev.,
	5.00%, 10/1/32, Ser. A	243,962
2,000	Orlando and Orange Cnty. Expwy. Auth. Rev.,
	5.00%, 7/1/35, Ser. A	2,032,760
2,000	Seminole Cnty. Sales Tax Rev.,
	5.25%, 10/1/31, Ser. B, NRE	2,163,920

		13,161,064

	Georgia - 9.4%
2,385	Atlanta Wtr. & Wastewater Rev.,
	5.00%, 11/1/29, Ser. A, FGIC / NRE	2,391,392
715	Atlanta Wtr. & Wastewater Rev.,
	5.00%, 11/1/38, Ser. A, FGIC / NRE	714,957
2,000	Fulton Cnty. Sch. Dist. Gen. Oblig.,
	5.375%, 1/1/16	2,222,640
4,375	Georgia Mun. Elec. Auth. Pwr. Rev.,
	6.50%, 1/1/20, Ser. X, AMBAC	5,025,781
2,000	Metro. Atlanta Rapid Tran. Auth. Rev.,
	5.00%, 7/1/39, Ser. 3	2,049,880

		12,404,650

	Illinois - 9.3%
1,000	Chicago Bd. of Ed. Gen. Oblig.,
	5.50%, 12/1/30, Ser. A, AMBAC	1,053,870
500	Chicago Multi-Family Hsg. Rev.,
	4.90%, 3/20/44, FHA	484,555
1,000	Chicago Park Dist. Gen. Oblig.,
	5.00%, 1/1/27, Ser. A, AMBAC	1,026,820
500	Chicago Wastewater Transmission Rev.,
	4.00%, 1/1/42, 2nd Lien	420,560
2,000	Chicago Wastewater Transmission Rev.,
	5.00%, 1/1/42, 2nd Lien	2,001,280
1,000	Illinois Fin. Auth. Ed. Rev.,
	5.375%, 9/1/32, Ser. C,
	Prerefunded 9/1/17 @ $100 (b)	1,169,930
1,000	Illinois Fin. Auth. Rev.,
	6.00%, 8/15/38, Ser. A	1,048,920
200	Illinois Fin. Auth. Rev.
	Northwestern Memorial HealthCare,
	5.00%, 8/15/37	203,488
2,000	Illinois St. Gen. Oblig.,
	5.50%, 1/1/29	2,130,940
1,500	Illinois St. Toll Hwy. Auth. Rev.,
	5.50%, 1/1/33, Ser. B	1,615,770
1,000	Railsplitter Tobacco Settlement Auth. Rev.,
	6.00%, 6/1/28	1,091,140

		12,247,273

	Indiana - 3.1%
820	Indiana Fin. Auth. Hospital Rev.,
	5.875%, 5/1/29, Ser. A,
	Prerefunded 5/1/14 @ $100 (b)	845,674
180	Indiana Fin. Auth. Hospital Rev.,
	5.875%, 5/1/29, Ser. A	181,877

The accompanying notes are an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

July 31, 2013

(Unaudited)

Principal Amount (000)	Description (a)	Value (Note 1)

$ 1,000	Indiana St. Fin. Auth. Rev. Revolving Fund,
	5.00%, 2/1/31, Ser. B	$1,067,580
2,000	Indianapolis Local Pub. Impvt.
	Bond Bank Rev.,
	5.00%, 2/1/38, Ser. A	2,063,120

		4,158,251

	Louisiana - 4.9%
1,000	Louisiana St. Gasoline & Fuels Tax Rev.,
	5.00%, 5/1/41, Ser. A, FGIC / NRE	1,016,530
1,250	Louisiana Stadium & Exposition Dist.,
	5.00%, 7/1/30, Ser. A	1,282,400
500	Louisiana Stadium & Exposition Dist.,
	5.00%, 7/1/36, Ser. A	498,625
500	Board of Commissioners of The Port of New Orleans
	Port Fac. Ref. Rev.,
	5.00%, 4/1/33, Ser. B	485,940
1,100	Regional Tran. Auth. Louisiana Sales Tax Rev.,
	5.00%, 12/1/30, AGM	1,145,122
1,000	Terrebonne Levee & Consv. Dist.
	Pub. Impvt. Sales Tax Rev.,
	5.00%, 7/1/38, Ser. A	988,720
1,000	Terrebonne Parish Waterworks Consol. Dist. No. 1,
	5.00%, 11/1/37, Ser. A	1,004,340

		6,421,677

	Maine - 1.6%
1,000	Main St. Hlth. & Edl. Facs. Auth. Rev.,
	5.00%, 7/1/33, Ser. A	1,006,960
610	City of Portland, General Arpt. Rev.,
	5.00%, 7/1/31	613,294
500	City of Portland, General Arpt. Rev.,
	5.00%, 7/1/32	500,365

		2,120,619

	Maryland - 1.5%
2,000	Maryland St. Trans. Auth. Rev.,
	5.00%, 7/1/37, AGM	2,042,120

	Massachusetts - 6.3%
3,000	Massachusetts Bay Trans. Auth. Rev.,
	5.50%, 7/1/29, Ser. B, NRE	3,419,190
2,000	Massachusetts St. College Bldg. Auth. Rev.,
	5.00%, 5/1/40, Ser. B	2,087,560
1,500	Massachusetts St. Dev. Fin. Agcy.
	Solid Waste Disp. Rev.,
	5.00%, 2/1/36,	1,652,430
	Prerefunded 8/1/16 @ $100 (b)
1,000	Massachusetts St. Gen. Oblig.,
	5.50%, 8/1/30, Ser. A, AMBAC	1,156,830

		8,316,010

	Michigan - 1.7%
500	Detroit Gen. Oblig.,
	5.25%, 11/1/35	500,555
2,000	Detroit Wtr. Supply Sys. Rev.,
	5.00%, 7/1/30, Ser. A, FGIC / NRE	1,814,880

		2,315,435

	Nebraska - 3.8%
500	Nebraska St. Pub. Pwr. Dist. Gen. Rev.,
	5.00%, 1/1/34, Ser. A	513,810
2,000	Omaha Gen. Oblig.,
	5.25%, 4/1/27	2,346,580
2,010	Omaha Pub. Pwr. Dist. Elec. Rev.,
	6.20%, 2/1/17, Ser. B,
	Escrowed to maturity (b)	2,223,985

		5,084,375

	Nevada - 3.4%
2,165	Clark Cnty. Gen. Oblig.,
	5.00%, 11/1/22, AMBAC	2,352,684
2,000	Nevada St. Gen. Oblig.,
	5.00%, 12/1/24, Ser. F, AGM	2,143,660

		4,496,344

	New Jersey - 5.5%
2,000	New Jersey St. Gen. Oblig.,
	5.25%, 7/1/17, Ser. H	2,309,020
1,000	New Jersey St. Tpk. Auth. Rev.,
	5.00%, 1/1/36, Ser. H	1,014,640
2,000	New Jersey Trans. Trust Fund Auth. Rev.,
	5.25%, 12/15/22, Ser. A	2,309,780
1,625	New Jersey Trans. Trust Fund Auth. Rev.
	Trans. Sys. Bonds,
	5.00%, 6/15/42, Ser. A	1,645,816

		7,279,256

The accompanying notes are an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

July 31, 2013

(Unaudited)

Principal Amount (000)	Description (a)	Value (Note 1)

	New York - 9.2%
$ 1,000	Albany Industrial Dev. Agy. Rev.,
	5.00%, 4/1/32, Ser. A	$897,860
800	Long Island Pwr. Auth. Elec. Sys. Rev.,
	5.00%, 12/1/35, Ser. B	802,248
700	Long Island Pwr. Auth. Elec. Sys. Rev.,
	5.00%, 9/1/42, Ser. A	692,559
1,000	New York City Mun. Wtr. Fin. Auth. Rev.,
	5.375%, 6/15/43, Ser. EE	1,058,180
1,000	New York City Mun. Wtr. Fin. Auth. Rev.,
	5.50%, 6/15/43, Ser. EE	1,069,860
1,000	New York City Mun. Wtr. Fin. Auth.
	Wtr. & Swr. Sys. Rev.,
	5.00%, 6/15/34, Ser. DD	1,049,210
1,590	New York St. Envrnmnt. Fac. Corp. St. Rev. Revolving Funds,
	5.00%, 11/15/42, Ser. E	1,656,462
1,500	New York St. Dorm. Auth. Rev.,
	7.25%, 10/1/28, Ser. C	1,806,120
2,000	New York St. Dorm. Auth.
	St. Personal Inc. Tax Rev.,
	5.00%, 3/15/30, Ser. F	2,077,000
500	New York St. Thruway Auth. Rev.,
	5.00%, 1/1/37, Ser. I	509,960
500	Triborough Bridge & Tunnel Auth. Subordinate Rev.,
	5.00% 11/15/30, Ser. A	526,060

		12,145,519

	Ohio - 5.4%
750	Deerfield Twp. Tax Increment Rev.,
	5.00%, 12/1/25	763,733
1,000	Hamilton Elec. Sys. Rev.,
	4.60%, 10/15/20, Ser. A, AGM	1,083,540
750	Ohio St. Air Quality Dev. Auth. Rev.,
	5.70%, 2/1/14, Ser. A	763,133
500	Ohio St. Gen. Oblig.,
	5.00%, 9/1/30, Ser. A	532,145
1,040	Ohio St. Tpk. Comm. Tpk. Rev.,
	5.00%, 2/15/31, Ser. A	1,081,694
2,445	Ohio St. Wtr. Dev. Auth. Rev.,
	5.50%, 6/1/20, Ser. B, AGM	2,964,758

		7,189,003

	Pennsylvania - 8.0%
2,000	Delaware Cnty. Auth. Rev.,
	5.00%, 6/1/21, Ser. A,
	Prerefunded 6/1/15 @ $100 (b), RAD	2,160,120
1,000	East Stroudsburg Area Sch. Dist. Gen. Oblig.,
	7.75%, 9/1/27, Ser. A, FGIC / NRE	1,187,720
1,000	Pennsylvania Econ. Dev. Fin.
	Auth. Res. Recov. Rev.,
	4.625%, 12/1/18, Ser. F, AMBAC	985,790
2,000	Pennsylvania St. Higher Ed. Facs. Auth. Rev.,
	5.00%, 6/15/28, Ser. AL	2,121,520
1,020	Pennsylvania St. Tpk. Comm. Oil Franchise Tax Rev.,
	5.00%, 12/1/23, Ser. A-2, AGT	1,122,561
1,000	Pennsylvania St. Tpk. Comm.
	Turnpike Sub. Rev.,
	5.00% 12/1/43, Ser. A-1	984,580
2,000	Philadelphia Wtr. & Wastewater Rev.,
	5.00%, 1/1/41, Ser. A	2,001,140

		10,563,431

	Puerto Rico - 0.7%
1,000	Puerto Rico Elec. Pwr. Auth. Rev.,
	5.00%, 7/1/25, Ser. PP, FGIC / NRE	910,530

	Rhode Island - 2.8%
2,000	Rhode Island Hlth. & Edl. Bldg. Corp. Higher Ed. Facs. Rev.,
	5.00%, 9/1/37	2,065,360
1,600	Rhode Island Hlth. & Edl. Bldg. Corp. Higher Ed. Facs. Rev.,
	5.00%, 11/1/41	1,622,560

		3,687,920

	Tennessee - 2.1%
1,500	Tennessee Energy Acquisition Corp. Rev.,
	5.25%, 9/1/20, Ser. A	1,674,735
1,000	Tennessee Energy Acquisition Corp. Rev.,
	5.25%, 9/1/21, Ser. A	1,100,730

		2,775,465

The accompanying notes are an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

July 31, 2013

(Unaudited)

Principal Amount (000)	Description (a)	Value (Note 1)

	Texas - 12.8%
$ 1,000	Alliance Airport Auth. Inc. Rev.,
	4.85%, 4/1/21	$1,045,750
1,000	Dallas Area Rapid Transit Rev.,
	5.25%, 12/1/48	1,037,940
2,000	El Paso Wtr. & Swr. Rev.
	Ref. and Impvmt. Bonds,
	4.00%, 3/1/33, Ser. A	1,791,220
1,000	Everman Indep. Sch. Dist. Gen. Oblig.,
	5.00%, 2/15/36, PSF	1,051,410
500	Houston Arpt. Sys. Rev.,
	5.00%, 7/1/32, Ser. A	488,030
1,000	Houston Hotel Occupancy Tax & Spl. Rev.,
	5.25%, 9/1/29, Ser. A	1,019,740
1,060	Klein Indep. Sch. Dist. Gen. Oblig.,
	5.00%, 8/1/38, Ser. A, PSF	1,084,444
2,000	Lower Colorado River Auth. Rev.,
	5.00%, 5/15/31, AGM	2,016,400
1,900	McLennan Cnty. Pub. Fac. Corp. Proj. Rev.,
	6.625%, 6/1/35	2,007,027
1,200	North Texas Twy. Auth. Rev.,
	5.75%, 1/1/40, Ser. A, BHAC	1,318,836
1,975	Pharr-San Juan-Alamo Indep. Sch. Dist. Gen. Oblig.,
	5.50%, 2/1/33, PSF	2,152,513
1,000	Spring Branch Indep. Sch. Dist. Gen. Oblig.,
	5.25%, 2/1/38, PSF	1,079,870
1,000	Upper Trinity Reg. Wtr. Dist. Treated Wtr. Supply Sys. Rev.
	Ref. and Impvmt. Bonds,
	4.00%, 8/1/37, Ser. A, AGM	853,650

		16,946,830

	Utah - 1.6%
1,000	Utah Trans. Auth. Sales Tax Rev.,
	5.00%, 6/15/32, Ser. A, AGM	1,047,460
1,000	Utah Trans. Auth. Sales Tax Rev.,
	5.00%, 6/15/36, Ser. A, AGM	1,034,590

		2,082,050

	Vermont - 1.5%
2,000	Univ. of Vermont & St. Agric. College Gen. Oblig.,
	5.00%, 10/1/38, Ser. A	2,035,200

	Virginia - 2.9%
2,000	Virginia College Bldg. Auth. Rev.,
	5.00%, 2/1/23, Ser. E-1	2,329,100
1,500	Virginia St. Hsg. Dev. Auth. Rev.,
	4.55%, 1/1/24	1,514,505

		3,843,605

	Washington - 1.9%
500	Energy Northwest Wind Proj. Rev.,
	4.75%, 7/1/21, NRE	516,150
2,000	King Cnty. Swr. Rev.,
	5.00%, 1/1/52	2,012,200

		2,528,350

	West Virginia - 1.1%
1,500	Monongalia Cnty. Bldg. Comm.
	Hospital Rev.,
	5.00%, 7/1/30, Ser. A	1,440,360

	Wisconsin - 3.2%
2,000	Wisconsin St. Gen. Rev.,
	6.00%, 5/1/33, Ser. A	2,265,680
2,000	Wisconsin St. Hlth. & Edl. Facs. Auth. Rev.,
	6.50%, 4/15/33	2,002,540

		4,268,220

	Wyoming - 3.4%
4,000	Wyoming St. Farm Loan Brd.
	Cap. Facs. Rev.,
	5.75%, 10/1/20	4,475,640

	Total Long-Term Investments
	(Cost $186,647,196)	191,509,340

The accompanying notes are an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

July 31, 2013

(Unaudited)

Shares

	SHORT-TERM INVESTMENT - 2.4%
$ 3,169	State Street Institutional Tax-Free
	Money Market Fund
	(Seven-day effective yield 0.00%)
	(Cost $3,169,294)	$3,169,294

	TOTAL INVESTMENTS - 147.1% (Cost $189,816,490)	194,678,634

	Other assets in excess of liabilities - 2.0%	2,636,074

	Liquidation value of remarketed preferred stock - (49.1%)	(65,000,000)

	NET ASSETS APPLICABLE TO COMMON STOCK - 100.0%	$132,314,708

	NET ASSET VALUE PER SHARE OF COMMON STOCK ($132,314,708 / 8,519,010)	$15.53

(a)	The following abbreviations are used in portfolio descriptions to indicate an obligation of credit support, in whole or in part:

AMBAC—Ambac Assurance Corporation

AGM—Assured Guaranty Municipal Corp.

AGT—Assured Guaranty Corp.

BHAC—Berkshire Hathaway Assurance Corporation

FGIC—Financial Guaranty Insurance Company

FHA—Federal Housing Authority

NRE—National Public Finance Guarantee Corporation

PSF—Texas Permanent School Fund

RAD—Radian Asset Assurance Inc.

(b)	Prerefunded and escrowed to maturity issues are secured by escrowed cash, U.S. government obligations, or other securities.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.

The accompanying notes are an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

July 31, 2013

(Unaudited)

Note 1. Security Valuation

The Fund’s investments are carried at fair value which is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. For more information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements contained in its semi-annual report. The following is a summary of the inputs used to value each of the Fund’s investments at July 31, 2013:

	Level 1	Level 2
Money market mutual fund	$3,169,294	–
Municipal bonds	–	$191,509,340

Total	$3,169,294	$191,509,340

There were no Level 3 priced securities held and there were no transfers between Level 1 and Level 2 related to securities held at July 31, 2013.

Note 2. Federal Tax Cost

At October 31, 2012, the Fund’s most recent fiscal tax year-end, the federal tax cost of the Fund’s investments and aggregate gross unrealized appreciation (depreciation) were as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$190,726,624	$20,748,425	($7,516)	$20,740,909

The difference between the book basis and tax basis of unrealized appreciation (depreciation) and cost of investments is primarily attributable to the difference between book and tax amortization methods for premiums and discounts on fixed income securities.

Other information regarding the Fund is available on the Fund’s website at www.dtffund.com or the Securities and Exchange Commission’s website at www.sec.gov.

Item 2 – Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b) There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Exhibit 99.CERT   Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DTF TAX-FREE INCOME INC.

By (Signature and Title)	/S/ NATHAN I. PARTAIN

Nathan I. Partain
President and Chief Executive Officer
(Principal Executive Officer)

Date	September 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ NATHAN I. PARTAIN

Nathan I. Partain
President and Chief Executive Officer
(Principal Executive Officer)

Date	September 25, 2013

By (Signature and Title)	/S/ ALAN M. MEDER

Alan M. Meder
Treasurer
(Principal Financial and Accounting Officer)

Date	September 25, 2013